General and administrative expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 381	$ 378	$ 463	$ 760	$ 886
Technology costs	592	573	567	1,166	1,154
Consulting, legal and audit fees	317	287	394	604	797
Real estate and logistics costs	284	239	302	523	590
Market data services	178	168	188	346	387
Marketing and communication	145	123	137	268	251
Travel and entertainment	89	74	87	163	159
Litigation, regulatory and similar matters	(412)	114	(153)	(298)	(158)
Other	306	475	334	781	665
Total general and administrative expenses	$ 1,881	$ 2,431	$ 2,318	4,312	$ 4,731
Swisscard
General And Administrative Expenses [Line Items]
Other				$ 180